Disclosure of deferred taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Unrecognized deferred tax assets	$ 32,332	$ 28,044	$ 33,768
Non-capital losses available [Member]
Statements Line Items
Unrecognized deferred tax assets	22,683	20,998	26,679
Capital losses available [Member]
Statements Line Items
Unrecognized deferred tax assets	1,113	1,113	1,072
Resource tax pools in excess of net book value [Member]
Statements Line Items
Unrecognized deferred tax assets	7,506	5,279	4,846
Share issue costs and others [Member]
Statements Line Items
Unrecognized deferred tax assets	$ 1,030	$ 654	$ 1,171